INVENTORIES (DETAILS) - USD ($) $ in Thousands	Mar. 31, 2016	Mar. 31, 2015
Inventory [Line Items]
Raw materials	$ 774	$ 1,012
Work in progress	29	141
Finished goods	622	928
Inventory Net	$ 1,425	$ 2,081